Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-41833
Entity Registrant Name	FALCON’S BEYOND GLOBAL, INC.
Entity Central Index Key	0001937987
Entity Tax Identification Number	92-0261853
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1768 Park Center Drive
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	407
Local Phone Number	909-9350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FBYD
Security Exchange Name	NASDAQ
Warrants exchangeable for 0.25 shares of Class A common stock, on October 6, 2028
Title of 12(b) Security	Warrants exchangeable for 0.25 shares of Class A common stock, on October 6, 2028
Trading Symbol	FBYDW
Security Exchange Name	NASDAQ
Series B Preferred Stock Par Value 0.0001 Per Share [Member]
Title of 12(b) Security	Series B Preferred Stock, par value $0.0001 per share
Trading Symbol	FBYDP
Security Exchange Name	NASDAQ